Other Liabilities - Summary of lease payments to be made (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 4,059	$ 4,155
Within 1 year [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	420	451
1 to 2 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	404	434
2 to 3 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	391	420
3 to 4 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	380	403
4 to 5 years
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	359	367
Over 5 years [member]
Disclosure of Operating Lease Undiscounted Lease Liabilities [Line Items]
Gross lease liabilities	$ 2,105	$ 2,080